Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short term loans
	December 31,	December 31,
	2020	2019
Short-term loans	$8,391,323	$7,624,061
Total	$8,391,323	$7,624,061
	December 31,	December 31,
	2020	2019
Secured	$8,354,557	$7,624,061
Unsecured	36,766	-
Total	$8,391,323	$7,624,061

Schedule of corporate or personal guarantees loans
$553,369	Pledged by cash deposit of RMB300,000 (approximately $43,000) from Gaochuang, real property of Rongfeng Cui and Yanjuan Wang, former CEO of the Company and his wife, and land use right and real property of Qingdao Saike Environmental Technology Co., Ltd; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang.

$1,512,219	Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,040,888	Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,063,866	Guaranteed by Rongfeng Cui and Yanjuan Wang

$184,215	Pledged by restricted cash of RMB300,000 (approximately $43,000), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd.